GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Cash generating units assumptions forecasting period	5 years
Increase In discount rate resulted in impairment	0.0030
Decrease in perpetuity growth rate assumption resulted in impairment	0.0030
Goodwill impairment loss	$ 111	$ 175
Minimum | Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	0.60%
Discount rate applied to cash flow projections	7.80%
Perpetuity growth rate applied to cash flow projections	0.80%
Maximum | Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	13.30%
Discount rate applied to cash flow projections	13.10%
Perpetuity growth rate applied to cash flow projections	3.30%